Other assets and other liabilities (Details) - CHF (SFr) SFr in Millions	Jun. 30, 2015	Dec. 31, 2014
Other assets
Cash collateral on derivative instruments	SFr 7,511	SFr 10,909
Cash collateral on non-derivative transactions	1,268	3,238
Derivative instruments used for hedging	1,370	1,539
Assets held-for-sale	24,584	26,544
of which loans	24,101	25,911
of which real estate	375	535
of which long-lived assets	108	98
Assets held for separate accounts	4,036	5,650
Interest and fees receivable	5,879	6,229
Deferred tax assets	5,140	6,064
Prepaid expenses	613	511
Failed purchases	2,409	3,138
Other	6,665	6,689
Other assets	59,475	70,511
Other liabilities
Cash collateral on derivative instruments	15,388	16,776
Cash collateral on non-derivative transactions	1,417	797
Derivative instruments used for hedging	247	469
Provisions	1,203	1,347
of which off-balance sheet risk	69	102
Liabilities held for separate accounts	4,036	5,650
Interest and fees payable	5,900	6,465
Current tax liabilities	731	782
Deferred tax liabilities	53	33
Failed sales	1,345	1,313
Other	14,986	17,016
Other liabilities	45,306	50,648
Restricted loans, representing collateral on secured borrowings, included in loans held-for-sale	1,022	1,103
Loans held in trusts, consolidated as a result of failed sales, included in loans held-for-sale	62	226
Foreclosed or repossessed real estate	58	169
Foreclosed or repossessed residential real estate	SFr 1	SFr 2